Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2016
Segment Reporting [Abstract]
Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions

	Year Ended April 30,
	2016	2015	2014
Net sales:
U.S. Retail Coffee	$2,239.2	$2,076.1	$2,161.7
U.S. Retail Consumer Foods	2,269.7	2,330.8	2,379.9
U.S. Retail Pet Foods	2,250.4	239.1	—
International and Foodservice	1,051.9	1,046.7	1,069.0
Total net sales	$7,811.2	$5,692.7	$5,610.6
Segment profit (loss):
U.S. Retail Coffee	$645.9	$549.2	$639.8
U.S. Retail Consumer Foods	459.9	459.2	420.1
U.S. Retail Pet Foods	392.0	(15.3)	—
International and Foodservice	156.8	140.4	140.7
Total segment profit	$1,654.6	$1,133.5	$1,200.6
Interest expense – net	(171.1)	(79.9)	(79.4)
Other debt costs	—	(173.3)	—
Unallocated derivative gains (losses)	12.0	(24.5)	5.3
Cost of products sold – special project costs	(12.2)	(6.2)	(9.4)
Other special project costs	(135.9)	(56.6)	(25.6)
Corporate administrative expenses	(373.2)	(274.2)	(251.9)
Other income – net	3.7	4.2	10.1
Income before income taxes	$977.9	$523.0	$849.7
Assets:
U.S. Retail Coffee	$5,002.0	$4,852.4	$4,884.0
U.S. Retail Consumer Foods	3,288.5	3,063.1	2,908.8
U.S. Retail Pet Foods	6,321.6	7,556.4	—
International and Foodservice	1,168.6	1,105.1	1,018.2
Unallocated (A)	203.4	229.3	230.4
Total assets	$15,984.1	$16,806.3	$9,041.4
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$104.0	$102.7	$99.9
U.S. Retail Consumer Foods	60.7	59.4	57.6
U.S. Retail Pet Foods	164.9	14.3	—
International and Foodservice	66.2	60.7	62.7
Unallocated (B)	34.3	31.3	36.2
Total depreciation, amortization, and impairment charges	$430.1	$268.4	$256.4
Additions to property, plant, and equipment:
U.S. Retail Coffee	$51.4	$56.7	$50.7
U.S. Retail Consumer Foods	90.3	117.7	145.3
U.S. Retail Pet Foods	11.9	19.4	—
International and Foodservice	47.8	53.9	83.5
Total additions to property, plant, and equipment	$201.4	$247.7	$279.5
(A) Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(B) Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

Segment information related to net sales and long-lived assets
The following table presents certain geographical information.

	Year Ended April 30,
	2016	2015	2014
Net sales:
United States	$7,300.8	$5,188.5	$5,092.0
International:
Canada	$416.0	$413.8	$437.2
All other international	94.4	90.4	81.4
Total international	$510.4	$504.2	$518.6
Total net sales	$7,811.2	$5,692.7	$5,610.6
Assets:
United States	$15,501.1	$16,332.0	$8,621.4
International:
Canada	$396.2	$360.8	$256.1
All other international	86.8	113.5	163.9
Total international	$483.0	$474.3	$420.0
Total assets	$15,984.1	$16,806.3	$9,041.4
Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,773.9	$1,805.3	$1,343.2
International:
Canada	$10.7	$14.3	$16.5
All other international	40.6	40.9	38.9
Total international	$51.3	$55.2	$55.4
Total long-lived assets (excluding goodwill and other intangible assets)	$1,825.2	$1,860.5	$1,398.6

Product sales information
The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2016	2015	2014
Coffee	34%	44%	46%
Pet food	19	3	—
Pet snacks	10	1	—
Peanut butter	9	13	13
Fruit spreads	4	6	6
Shortening and oils	4	6	6
Baking mixes and frostings	3	5	6
Frozen handheld	3	3	3
Canned milk	3	4	5
Flour and baking ingredients	2	4	4
Juices and beverages	2	3	3
Portion control	2	2	2
Other	5	6	6
Total product sales	100%	100%	100%